EQUITY ACCOUNTED INVESTMENTS - Equity Accounted Investments, Reconciliation (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Aug. 27, 2018	Sep. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2018
Reconciliation Of Changes In Investments
Equity accounted investments, beginning of period		$ 19,761	$ 16,844	$ 19,761	$ 16,844
GGP joint ventures acquired from business acquisition				10,829	0
Deconsolidation of pre-acquisition GGP equity interest				(8,345)	0
Additions				2,174	1,372
Disposals and return of capital distributions				(1,304)	(281)
Share of net earnings from equity accounted investments				947	961	$ 1,019
Distributions received				(518)	(369)
Foreign currency translation				(395)	430
Reclassification to assets held for sale				(567)	(712)
Exercise of warrants				0	1,448
Other comprehensive income and other				116	68
Equity accounted investments, end of year	$ 19,761			22,698	19,761	16,844
Investments
Investments in joint ventures accounted for using equity method	9,567			21,853	9,567
GGP
Reconciliation Of Changes In Investments
Additions	1,890
Share of net earnings from equity accounted investments				$ (274)	$ 179	$ 476
Exercise of warrants	$ 1,448
Investments
Number of shares acquired	68				68
Proportion of ownership interest in associate	34.00%		29.00%	0.00%	34.00%	29.00%
GGP | Warrants
Investments
Derivative assets settled on cashless basis (in shares)	16
Derivative assets settled in full shares settlement basis (in shares)	43
Payment for exercise of warrants	$ 462
GGP
Reconciliation Of Changes In Investments
GGP joint ventures acquired from business acquisition		$ 10,829
Investments
Proportion of ownership interests/voting rights held by the partnership		34.00%
Investments in joint ventures accounted for using equity method							$ 7,843
Loss on disposal of investment accounted for under the equity method		$ (502)